As filed with the Securities and Exchange Commission on November 26, 2008

Securities Act of 1933 File No. 333-155701
Investment Company Act of 1940 File No. 811-22254

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-2

☒	Registration Statement under the Securities Act of 1933
	☐	Pre-Effective Amendment No. 1
	☐	Post-Effective Amendment No.
and
☒	Registration Statement under the Investment Company Act of 1940
	☐	Amendment No. 1

BLACKROCK CORE ALTERNATIVES PORTFOLIO LLC
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)
(800) 882-0052
(Registrant's telephone number, including area code)

Donald C. Burke, President
BlackRock Core Alternatives Portfolio LLC
40 East 52nd Street
New York, New York 10022
(Name and Address of Agent for Service)

Copies to:
Michael K. Hoffman, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box)

☒ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee(1)
Limited Liability Company Interests	N/A	N/A	$1,000,000	$39.30
(1) Previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The Registration Statement also has been signed by BlackRock Core Alternatives Master Portfolio LLC, the master fund in the Registrant's master-feeder structure.

Explanatory Note

The purpose of this filing is to file with the Securities and Exchange Commission certain exhibits to the Registration Statement on Form N-2 for BlackRock Core Alternatives Portfolio LLC.  The Prospectus of the Registrant is incorporated herein by reference to the Registration Statement on Form N-2 of BlackRock Core Alternatives Portfolio LLC (File No. 333-155701), filed with the Securities and Exchange Commission on November 26, 2008.

PART C

OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)		Financial Statements
Audited Financial Statements.(1)
Report of Independent Registered Public Accounting Firm.(1)

(2)		Exhibits

(a)		Limited Liability Company Agreement.(2)

(b)		By-Laws.(2)

(c)		Inapplicable.

(d)		Refer to Exhibits (a) and (b) above.

(e)		Inapplicable.

(f)		Inapplicable.

(g)	(1)	Form of Investment Management Agreement.(1)
	(2)	Form of Sub-Investment Advisory Agreement.(1)

(h)	(1)	Form of Distribution Agreement between Registrant and BlackRock Investments, Inc. (1)
	(2)	Form of Broker-Dealer Agreement.(1)

(i)		Form of the BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan.(1)

(j)	(1)	Form of Custody Agreement.(1)
	(2)	Form of Escrow Agent Agreement.(1)

(k)	(1)	Form of Transfer Agency Agreement.(1)
	(2)	Form of Administrative, Accounting and Investor Services Agreement.(1)
	(3)	Form of Name Licensing Agreement.(1)
	(4)	Form of Expense Reimbursement Agreement.(1)
	(5)	Form of Placement Agent Agreement.(1)

(l)		Opinion and Consent of Counsel to the Registrant.(1)

(m)		Inapplicable.

(n)		Independent Registered Public Accounting Firm Consent.(1)

(o)		Inapplicable.

(p)		Subscription Agreement.(1)

(q)		Inapplicable.

(r)	(1)	Code of Ethics of the Registrant.(1)

(2)		Code of Ethics of the Advisor and Sub-Advisor.(1)
(2)		Code of Ethics of the Distributor.(1)

(s)	(1)	Power of Attorney for directors.(2)
(2)		Power of Attorney for officers.(2)
(3)		Certified Resolution of the Board of Directors of the Registrant Regarding Power of Attorney. (2)

(1)	To be filed by amendment.

(2)	Filed herewith.

Item 26. Marketing Arrangements

Reference is made to the Form of Distribution Agreement for the Registrant’s limited liability company interests filed by amendment to this registration statement.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees	$
Printing (other than certificates)
Accounting fees and expenses related to the offering
Legal fees and expenses related to the offering
FINRA fee
Miscellaneous (i.e., travel) related to the offering
Total	$

Item 28. Persons Controlled by or under Common Control with the Registrant

None.

Item 29. Number of Holders of Shares

As of                     , 2008:

Title of Class	Number of Record Holders
Limited Liability Company Interests

Item 30. Indemnification

Section 3.7 of the Registrant's Limited Liability Company Agreement provides as follows:

"SECTION 3.7.          INDEMNIFICATION.

(a)                 The Company hereby agrees to indemnify each person who at any time serves as a Director or officer of the Company (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such indemnitee may be or may have been involved as a party or otherwise or with which such indemnitee may be or may have been threatened, while acting in any capacity set forth in this Section 3.7 by reason of the indemnitee having acted in any such capacity, except with respect to any matter as to which the indemnitee shall not have acted in good faith in the reasonable belief that the indemnitee's action was in the best interest of the Company or, in the case of any criminal proceeding, as to which the indemnitee shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the indemnitee's position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Directors or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Agreement shall continue as to a person who has ceased to be a Director or officer of the Company and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Agreement or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Director or officer of the Company or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

(b)                 Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Directors who are Disinterested Non-Party Directors that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

(c)                 The Company shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Company receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Company unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Directors determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his or her undertaking, (ii) the Company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Directors, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(d)                 The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Agreement, the By-Laws of the Company, any statute, agreement, vote of Members or Directors who are ''disinterested persons'' (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

(e)                 Subject to any limitations provided by the 1940 Act and this Agreement, the Company shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Company or serving in any capacity at the request of the Company to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Directors.

(f)                 Each Member covenants for itself and its successors, assigns, heirs and personal representatives that such Person shall, at any time prior to or after the dissolution of the Company, whether before of after such Member's withdrawal from the Company, pay to the Company and/or the Tax Matters Partner on demand any amount which the Company or the Tax Matters Partner, as the case may be, is required to pay in respect of taxes (including withholding taxes and, if applicable, interest, penalties and costs and expenses of contesting any such taxes) imposed upon income of or distributions to such Member."

Item 31. Business and Other Connections of Investment Adviser

Not Applicable

Item 32. Location of Accounts and Records

The Registrant's accounts, books and other documents are currently located at the offices of (1) the Registrant, (2) the Advisor, (3) the Sub-Advisor, (4) the Custodian and (5) the Administrator.  The address of each is as follows:

1.	BlackRock Core Alternatives Portfolio LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

2.	BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, Delaware 19809

3.	BlackRock Financial Management, Inc.
40 East 52 Street
New York, New York 10022

4.	PFPC Trust Company
8800 Tinicum Boulevard, 3rd Floor, Suite 200
Philadelphia, Pennsylvania 19153

5.	PNC Global Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Item 33. Management Services

Not Applicable

Item 34. Undertakings

(1)  The Registrant hereby undertakes to suspend the offering of its limited liability company interests until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)  Not Applicable

(3)  Not Applicable

(4)  (a) The Registrant undertakes: to file, during any period in which offers or sales are being made, a post-effective amendment to the Registration Statement (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement; (3) and to include any material information with respect to any plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

(b) that for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d) that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness; PROVIDED, HOWEVER, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e) that, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:  (1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act;  (2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and  (3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(5)  Not Applicable

(6)  Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of November 2008.

BLACKROCK CORE ALTERNATIVES PORTFOLIO LLC

By:	/s/ DONALD C. BURKE
Donald C. Burke
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature†	Title	Date
/s/ DONALD C. BURKE	President and Chief Executive Officer	November 26, 2008
Donald C. Burke
/s/ NEAL J. ANDREWS	Principal Financial Officer	November 26, 2008
Neal J. Andrews
/s/ G. NICHOLAS B BECKWITH, III*	Director	November 26, 2008
G. Nicholas B Beckwith, III
/s/ RICHARD E. CAVANAGH*	Director	November 26, 2008
Richard E. Cavanagh
/s/ RICHARD S. DAVIS*	Director	November 26, 2008
Richard S. Davis
/s/ KENT DIXON*	Director	November 26, 2008
Kent Dixon
/s/ FRANK J. FABOZZI*	Director	November 26, 2008
Frank J. Fabozzi
/s/ KATHLEEN F. FELDSTEIN*	Director	November 26, 2008
Kathleen F. Feldstein
/s/ JAMES T. FLYNN*	Director	November 26, 2008
James T. Flynn
/s/ HENRY GABBAY*	Director	November 26, 2008
Henry Gabbay
/s/ JERROLD B. HARRIS*	Director	November 26, 2008
Jerrold B. Harris
/s/ R. GLENN HUBBARD*	Director	November 26, 2008
R. Glenn Hubbard
/s/ W. CARL KESTER*	Director	November 26, 2008
W. Carl Kester
/s/ KAREN P. ROBARDS*	Director	November 26, 2008
Karen P. Robards
/s/ ROBERT S. SALOMON, JR.*	Director	November 26, 2008
Robert S. Salomon, Jr.

* By: /s/ DONALD C. BURKE
Donald C. Burke, as Attorney-in-Fact

† This Registration Statement has also been signed by these persons in their capacities as directors and officers of BlackRock Core Alternatives Master Portfolio LLC.

INDEX TO EXHIBITS

Ex. 99.(a)	Limited Liability Company Agreement.
Ex. 99.(b) Ex. 99.(s)(1) Ex. 99.(s)(2) Ex. 99.(s)(3)	By-Laws. Power of Attorney for directors. Power of Attorney for officers. Certified Resolution of the Board of Directors of the Funds Regarding Power of Attorney.